-----------------------------------
                      Semiannual Report February 28, 1999
                      -----------------------------------

                                  OPPENHEIMER

                                  Growth Fund

                                     [LOGO]


                                     [LOGO]
                              Oppenheimer Funds(R)
                            THE RIGHT WAY TO INVEST

Contents

 3 President's Letter

 4 An Interview
   with Your Fund's
   Managers

 9 Financial
   Statements

30 Officers and
   Trustees

32 Information and
   Services

Report highlights
--------------------------------------------------------------------------------

O The broad market pullback of September and October, 1998 hurt performance, but losses were limited by the Fund's defensive allocation of assets.

O We repositioned the Fund to focus on higher growth equities in the technology, healthcare and consumer cyclical sectors.

Cumulative Total Returns
For the 6-Month Period Ended 2/28/99

-------------------------------
Class A
Without  With
Sales Chg.(1)      Sales Chg.(2)
24.39%            17.23%
-------------------------------

-------------------------------
Class B
Without  With
Sales Chg.(1)      Sales Chg.(2)
23.89%            18.89%
-------------------------------

-------------------------------
Class C
Without  With
Sales Chg.(1)      Sales Chg.(2)
23.89%            22.89%
-------------------------------

-------------------------------
Class Y
Without  With
Sales Chg.(1)      Sales Chg.(2)
24.53%            24.53%
-------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com. 1. Includes changes in net asset value per share without deducting any sales charges. 2. Class A return includes the current maximum initial sales charge of 5.75%. Class B return includes the applicable contingent deferred sales charge of 5%. Class C return includes the contingent deferred sales charge of 1%. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.


                          2  Oppenheimer Growth Fund

[PHOTO OMITTED]
Bridget A. Macaskill
President
Oppenheimer
Growth Fund

Dear shareholder,
--------------------------------------------------------------------------------

Contrary to what many analysts had expected, the U.S. economy appears to have picked up steam over the past few months. The fourth quarter of 1998 posted the fastest rate of economic growth in two years, and early indications suggest that the first quarter of 1999 may follow suit.

      With respect to the U.S. bond market, stronger-than-expected economic growth has triggered concerns that the Federal Reserve may raise key interest rates to forestall an acceleration of inflation. As a result, yields of longer-term taxable bonds have risen from their October 1998 lows, when investors had bid up prices during the global "flight to quality." At the same time, tax exempt bond prices and yields have remained relatively stable.

      In the U.S. stock market, it might appear at first glance that prices are rising as rapidly as the economy is growing. However, a closer look reveals that, with the exception of large-cap growth companies and the technology industry, most stock prices remained relatively flat. What's more, the disparity in valuations between large companies, which have led the market's advance, and smaller ones, which have lagged, has become historically wide.

      What do these observations mean for your investments? In our view, actively managed portfolios that are closely monitored by expert money managers are likely to provide better returns than passive index investing in 1999. That's because selectivity is expected to be more critical to performance than it has been over the past few years. In a potentially overvalued stock market and rising interest-rate environment, the ability to identify the most promising securities could become paramount.

      Even though many equity investors may be tempted to jump aboard the technology bandwagon, we suggest a more prudent course: broad diversification beyond any single asset class, industry, capitalization range or geographic region. We believe that the risks of this investment environment require consideration of a broad range of investments and markets, including bonds. That way, if one market experiences setbacks, one or more of the others may help cushion the effects on your overall portfolio.

      No matter what the financial markets have in store, we resolve to continue working with your financial advisor to keep you apprised of potential risks and opportunities. Providing you with the market information, professionally managed investments and other resources you need to achieve your financial goals is an important part of our enduring commitment to you as The Right Way to Invest.

Sincerely,

/s/ Bridget A. Macaskill
---------------------------
Bridget A. Macaskill
March 19, 1999


                          3  Oppenheimer Growth Fund

-----------------------
"We became
willing to
pay more for a
company's stock
if we were
confident that
the company's
prospects for
rapid growth
justified that price."

An interview with your Fund's managers
--------------------------------------------------------------------------------

How did Oppenheimer Growth Fund perform during the six-month period that ended February 28, 1999?

September, October and November of 1998 marked a particularly challenging period for the Fund. Performance began to improve in December as we refocused the Fund's strategy to emphasize sustainable revenue and earnings growth.

What made the first few months of the period so challenging?

The second half of 1998 was a trying period for many investment strategies. Widespread economic difficulties in emerging markets throughout the world sparked fears of a global economic slowdown. Most equities suffered as a result, with the steepest declines in September and early October. At the time, the Fund was positioned relatively conservatively with a high percentage of cash reserves. Nevertheless, performance fell sharply as a result of our substantial exposure to small- and mid-cap companies in an environment that favored large-caps, and our significant holdings in energy and transportation, which performed particularly poorly.

      Investors' fears eased in mid-October when the U.S. economy showed evidence of continuing strength. However, the Fund's large cash position and limited exposure to the fast-growing technology and health-care sectors prevented us from participating fully in the recovery that followed.

What actions did you take to reinvigorate performance?

In December we began to reposition the Fund for stronger growth under the guidance of Bruce Bartlett, one of OppenheimerFunds' growth team leaders. Although our investment strategy remained highly disciplined, our emphasis turned from the price of growth to the sustainability and rate of growth.


                          4  Oppenheimer Growth Fund

[PHOTO OMITTED]
Portfolio Management
Team (l to r)
Jim Turner
Bruce Bartlett
(Portfolio Manager)

In other words, we became willing to pay more for a company's stock if we were confident that the company's prospects for rapid growth justified that price. We also turned our focus away from relatively low-growth sectors, such as basic industries, industrials, commodity products and transportation. Instead, we looked toward traditional growth sectors, such as technology, healthcare and consumer cyclicals.

      In January, Bruce officially stepped in as the Fund's portfolio manager. By then, we had substantially reduced our cash holdings, increasing our equity exposure from under 65% at the beginning of September to nearly 80% at the start of 1999. We continued to move toward a more fully invested portfolio, selecting stocks one at a time after thoroughly evaluating each company's fundamentals.

Where did you find the most attractive opportunities?

Technology has been our single largest area of investment. In today's globally competitive environment, even local and regional companies are increasingly driven to invest in leading edge technology. Our goal has been to position the Fund in the areas of technology that we anticipate will perform the best over the long term. We like hardware manufacturers with cost and profitability advantages over their competitors. For example, Dell Computer Corp.'s direct sales business model has yet to be successfully replicated. We also favor companies with a leading position in high growth areas. Examples include EMC Corp., one of the foremost manufacturers of high-capacity devices for the storage and retrieval of vast amounts of data,


                          5  Oppenheimer Growth Fund

Avg Annual Total Returns
For the Periods Ended 3/31/99(1)

Class A
1 year   5 year   10 year
------------------------------
0.88%    17.93%   15.37%
------------------------------

Class B           Since
1 year   5 year   Inception
------------------------------
1.34%    18.12%   16.38%
------------------------------

Class C           Since
1 year   5 year   Inception
------------------------------
5.21%    N/A      16.60%
------------------------------

Class Y           Since
1 year   5 year   Inception
------------------------------
7.33%    N/A      19.39%
------------------------------

An interview with your Fund's managers
--------------------------------------------------------------------------------

and General Instrument Corp. which makes leading-edge equipment to deliver more information to consumers over cable systems.

      In the healthcare sector, we've increased our holdings in the areas of pharmaceuticals and pharmaceutical distribution, biotechnology, and medical products. These industries stand to benefit from the gradual aging of America's population and rapid innovations in the development of products to extend and improve life. Our largest holdings include Cardinal Health Inc., the leading wholesale drug distribution company; Medtronic Inc., the leading producer of pacemakers and other cardiovascular equipment; and pharmaceutical giant Bristol-Myers Squibb Co.

      Consumer cyclicals is the third key area in which the Fund has expanded its holdings. With inflation and interest rates remaining low, and consumer confidence and wage growth high, the environment remains healthy for consumer spending. Since more people work, entertain and relax at home, we're focusing on high-growth companies that stand to benefit from increased spending on the home environment. We have invested in companies such as Best Buy Co., Inc., a specialty consumer electronics retailer, and Freddie Mac, which is a prime beneficiary of today's strong demand for housing and home financing.

1. Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A returns include the current maximum initial sales charge of 5.75%. Class A shares were first publicly offered on 3/15/73. The Fund's maximum sales charge for Class A shares was higher prior to 4/1/91, so actual performance may have been lower prior to 4/1/91. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 1% (since inception on 8/17/93). Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares have an inception date of 11/1/95. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor. Class B and C shares are subject to a 0.75% annual asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.


                          6  Oppenheimer Growth Fund

Portfolio Allocation(2)

[The following information was depicted as a pie chart in the printed material]

Stocks                80.6%
Cash Equivalents      19.4

What is your outlook for the future?

We believe that, with inflation and interest rates likely to remain in check, the outlook for growth investing remains favorable. In particular, companies that can sustain earnings growth are likely to outperform. Our investment approach is designed to identify such fast-growing companies through disciplined, company-by-company analysis. That's what makes Oppenheimer Growth Fund part of The Right Way to Invest.

Top 5 Industries(2)
--------------------------------------------------------------------------------
Computer Hardware                                                         12.3%
--------------------------------------------------------------------------------
Retail: Specialty                                                          9.1
--------------------------------------------------------------------------------
Diversified Financial                                                      7.7
--------------------------------------------------------------------------------
Electronics                                                                6.1
--------------------------------------------------------------------------------
Food and Drug Retailers                                                    5.1
--------------------------------------------------------------------------------

Top 10 Stock Holdings(2)
--------------------------------------------------------------------------------
Tyco International Ltd.                                                    3.9%
--------------------------------------------------------------------------------
EMC Corp.                                                                  3.2
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                                      2.7
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                                         2.7
--------------------------------------------------------------------------------
CVS Corp.                                                                  2.5
--------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                     2.1
--------------------------------------------------------------------------------
Freddie Mac                                                                1.9
--------------------------------------------------------------------------------
Dell Computer Corp.                                                        1.7
--------------------------------------------------------------------------------
Compaq Computer Corp.                                                      1.7
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                   1.6
--------------------------------------------------------------------------------

2. Portfolio is subject to change. Percentages are as of February 28, 1999, and are based on total market value of investments.


                           7  Oppenheimer Growth Fund

Financials
================================================================================

                                [GRAPHIC OMITTED]

                           8  Oppenheimer Growth Fund

--------------------------------------------------------------------------------
Statement of Investments  February 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                      Shares         See Note 1
================================================================================
Common Stocks--80.0%
--------------------------------------------------------------------------------
Capital Goods--6.0%
--------------------------------------------------------------------------------
Electrical Equipment--1.0%
Solectron Corp.(1)                                     310,000      $ 13,853,125
--------------------------------------------------------------------------------
SPX Corp.(1)                                           135,000         7,711,875
                                                                    ------------
                                                                      21,565,000
--------------------------------------------------------------------------------
Manufacturing--5.0%
Navistar International Corp.(1)                        555,000        23,865,000
--------------------------------------------------------------------------------
Tyco International Ltd. (New)                        1,125,561        83,783,947
                                                                    ------------
                                                                     107,648,947

--------------------------------------------------------------------------------
Consumer Cyclicals--11.5%
--------------------------------------------------------------------------------
Media--1.0%
Infinity Broadcasting Corp., Cl. A(1)                  863,400        20,505,750
--------------------------------------------------------------------------------
Retail: General--1.4%
Kohl's Corp.(1)                                        100,000         6,900,000
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                  280,000        24,185,000
                                                                      31,085,000

--------------------------------------------------------------------------------
Retail: Specialty--9.1%
Abercrombie & Fitch Co., Cl. A(1)                      190,000        14,440,000
--------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.(1)                             860,000        25,316,250
--------------------------------------------------------------------------------
Best Buy Co., Inc.(1)                                  625,000        57,968,750
--------------------------------------------------------------------------------
Home Depot, Inc.                                       515,000        30,739,062
--------------------------------------------------------------------------------
Intimate Brands, Inc., Cl. A                           495,000        19,459,687
--------------------------------------------------------------------------------
Linens 'N Things, Inc.(1)                              200,000         7,200,000
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                       32,500         1,927,656
--------------------------------------------------------------------------------
Ross Stores, Inc.                                      525,000        24,018,750
--------------------------------------------------------------------------------
Tiffany & Co.                                          255,000        14,582,812
                                                                    ------------
                                                                     195,652,967

--------------------------------------------------------------------------------
Consumer Staples--9.2%
--------------------------------------------------------------------------------
Entertainment--2.1%
Brinker International, Inc.(1)                         775,000        22,426,562
--------------------------------------------------------------------------------
Outback Steakhouse, Inc.(1)                            350,000        15,356,250
--------------------------------------------------------------------------------
Starbucks Corp.(1)                                     150,000         7,931,250
                                                                    ------------
                                                                      45,714,062


                           9  Oppenheimer Growth Fund

--------------------------------------------------------------------------------
Statement of Investments (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                      Shares         See Note 1
--------------------------------------------------------------------------------
Food--0.1%
Sara Lee Corp.                                          50,000      $  1,359,375
--------------------------------------------------------------------------------
Food & Drug Retailers--5.1%
Bergen Brunswig Corp., Cl. A                           252,000         6,158,250
--------------------------------------------------------------------------------
CVS Corp.                                            1,020,000        54,060,000
--------------------------------------------------------------------------------
Safeway, Inc.(1)                                       410,000        23,677,500
--------------------------------------------------------------------------------
U.S. Foodservice, Inc.(1)                              528,200        24,528,287
                                                                     -----------
                                                                     108,424,037

--------------------------------------------------------------------------------
Household Goods--1.2%
Dial Corp. (The)                                       920,000        26,852,500
--------------------------------------------------------------------------------
Tobacco--0.7%
Philip Morris Cos., Inc.                               365,000        14,280,625
--------------------------------------------------------------------------------
Energy--2.3%
--------------------------------------------------------------------------------
Oil: Domestic--2.3%
Exxon Corp.                                            310,000        20,634,375
--------------------------------------------------------------------------------
Mobil Corp.                                            345,000        28,699,687
                                                                     -----------
                                                                      49,334,062

--------------------------------------------------------------------------------
Financial--13.8%
--------------------------------------------------------------------------------
Banks--4.0%
AmSouth Bancorp                                        400,000        18,800,000
--------------------------------------------------------------------------------
Fifth Third Bancorp                                    400,000        26,425,000
--------------------------------------------------------------------------------
First Tennessee National Corp.                         415,000        15,795,937
--------------------------------------------------------------------------------
Firstar Corp.                                          308,700        25,853,625
                                                                     -----------
                                                                      86,874,562

--------------------------------------------------------------------------------
Diversified Financial--7.7%
Citigroup, Inc.                                        235,000        13,806,250
--------------------------------------------------------------------------------
Countrywide Credit Industries, Inc.                    113,600         4,302,600
--------------------------------------------------------------------------------
Fannie Mae                                             355,000        24,850,000
--------------------------------------------------------------------------------
Freddie Mac                                            680,000        40,035,000
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                              100,000         7,675,000
--------------------------------------------------------------------------------
Providian Financial Corp.(2)                           300,800        30,719,200
--------------------------------------------------------------------------------
Schwab (Charles) Corp.                                 600,000        44,737,500
                                                                     -----------
                                                                     166,125,550


                          10  Oppenheimer Growth Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                    Market Value
                                                      Shares         See Note 1
================================================================================
Insurance--2.1%
AFLAC, Inc.                                            367,000      $ 16,193,875
--------------------------------------------------------------------------------
American International Group, Inc.                     260,775        29,712,052
                                                                     -----------
                                                                      45,905,927

--------------------------------------------------------------------------------
Healthcare--9.9%
--------------------------------------------------------------------------------
Healthcare/Drugs--5.0%
Biogen, Inc.(1)                                        150,000        14,418,750
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                               275,000        34,632,812
--------------------------------------------------------------------------------
Pharmacia & Upjohn, Inc.                               320,000        17,440,000
--------------------------------------------------------------------------------
Schering-Plough Corp.                                  305,000        17,060,938
--------------------------------------------------------------------------------
Warner Lambert Co.                                     330,000        22,790,625
                                                                     -----------
                                                                     106,343,125

--------------------------------------------------------------------------------
Healthcare/Supplies & Services--4.9%
Cardinal Health, Inc.                                  805,000        58,110,938
--------------------------------------------------------------------------------
Guidant Corp.                                          100,000         5,700,000
--------------------------------------------------------------------------------
McKesson HBOC, Inc.                                     77,700         5,283,600
--------------------------------------------------------------------------------
Medtronic, Inc.                                        434,478        30,685,009
--------------------------------------------------------------------------------
Safeskin Corp.(1)                                      245,000         5,696,250
                                                                     -----------
                                                                     105,475,797
--------------------------------------------------------------------------------
Technology--23.8%
--------------------------------------------------------------------------------
Computer Hardware--12.3%
Cisco Systems, Inc.(1)                                 150,000        14,671,875
--------------------------------------------------------------------------------
Compaq Computer Corp.                                1,005,000        35,426,250
--------------------------------------------------------------------------------
Data General Corp.(1)                                  590,000         8,149,375
--------------------------------------------------------------------------------
Dell Computer Corp.(1)                                 465,000        37,258,125
--------------------------------------------------------------------------------
EMC Corp.(1)                                           680,000        69,615,000
--------------------------------------------------------------------------------
Gateway 2000, Inc.(1)                                  430,000        31,255,625
--------------------------------------------------------------------------------
International Business Machines Corp.                   90,000        15,300,000
--------------------------------------------------------------------------------
Lexmark International Group, Inc., Cl. A(1)            220,000        22,701,250
--------------------------------------------------------------------------------
Micron Electronics, Inc.(1)                            750,000        10,781,250
--------------------------------------------------------------------------------
Seagate Technology, Inc.(1)                            615,000        17,796,563
                                                                     -----------
                                                                     262,955,313


                          11  Oppenheimer Growth Fund

--------------------------------------------------------------------------------
Statement of Investments (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                      Shares         See Note 1
================================================================================
Computer Software/Services--4.2%
America Online, Inc.(1)                                250,000      $ 22,234,375
--------------------------------------------------------------------------------
Citrix Systems, Inc.(1)                                100,000         7,712,500
--------------------------------------------------------------------------------
Compuware Corp.(1)                                     330,000        18,459,375
--------------------------------------------------------------------------------
Microsoft Corp.(2)                                     180,000        27,022,500
--------------------------------------------------------------------------------
Symantec Corp.(1)                                      405,000         7,315,313
--------------------------------------------------------------------------------
Unisys Corp.(1)                                        250,000         7,453,125
                                                                     -----------
                                                                      90,197,188

--------------------------------------------------------------------------------
Communications Equipment--1.2%
General Instrument Corp.(1)                            910,000        26,617,500
--------------------------------------------------------------------------------
Electronics--6.1%
Intel Corp.(2)                                         175,000        20,989,063
--------------------------------------------------------------------------------
JDS Fitel, Inc.(1)                                     550,000        23,500,381
--------------------------------------------------------------------------------
Level One Communications, Inc.(1)                       85,000         2,847,500
--------------------------------------------------------------------------------
SCI Systems, Inc.(1)                                   590,000        18,253,125
--------------------------------------------------------------------------------
Uniphase Corp.(1)                                      175,000        15,421,875
--------------------------------------------------------------------------------
Vitesse Semiconductor Corp.(1)                         455,000        20,901,563
--------------------------------------------------------------------------------
Waters Corp.(1)                                        300,000        27,918,750
                                                                     -----------
                                                                     129,832,257

--------------------------------------------------------------------------------
Telecommunications--3.5%
Telecommunications/Technology--3.5%
AT&T Corp.                                              370,00        30,386,250
--------------------------------------------------------------------------------
MCI WorldCom, Inc.(1)                                  195,000        16,087,500
--------------------------------------------------------------------------------
Qwest Communications International, Inc.(1)            450,000        27,646,875
                                                                   -------------
                                                                      74,120,625
                                                                   -------------
Total Common Stocks (Cost $1,251,895,133)                          1,716,870,169

================================================================================
Preferred Stocks--0.6%
--------------------------------------------------------------------------------
Microsoft Corp., $2.196 Cum. Cv., Series A,
Non-Vtg. (Cost $11,739,433)                            119,800        11,747,888


                          12  Oppenheimer Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    Market Value
                                                      Shares         See Note 1
--------------------------------------------------------------------------------
Short-Term Notes--5.6%(3)
--------------------------------------------------------------------------------
CIT Group Holdings, Inc., 4.82%, 3/8/99         $   25,000,000     $ 24,976,570
--------------------------------------------------------------------------------
Household Finance Corp., 4.83%, 3/9/99              50,000,000       49,946,333
--------------------------------------------------------------------------------
Prudential Funding Corp., 4.84%, 3/30/99            25,000,000       24,902,528
--------------------------------------------------------------------------------
Xerox Capital (Europe) plc, 4.82%, 3/12/99          20,000,000       19,970,544
                                                                   ------------
Total Short-Term Notes (Cost $119,795,975)                          119,795,975

================================================================================
Repurchase Agreements--13.8%
--------------------------------------------------------------------------------
Repurchase agreement with PaineWebber, Inc., 4.73%,
dated 2/26/99, to be repurchased at $297,017,028
on 3/1/99, collateralized by U.S. Treasury Nts.,
4.625%-6.25%, 11/30/00-2/15/06, with a value of
$81,372,609, U.S. Treasury Bonds, 6.375%-11.25%,
2/15/15-8/15/27, with a value of $150,103,547,
and U.S. Treasury Bills, 8/26/99, with a value of
$72,526,732 (Cost $296,900,000)                     296,900,000     296,900,000

--------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,680,330,541)         100.0%  2,145,314,032
--------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                      (0.0)        (34,609)
                                                         -----   --------------
Net Assets                                               100.0%  $2,145,279,423
                                                         =====   ==============

1. Non-income producing security.

2. Securities with an aggregate market value of $188,685 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements. 3. Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.

See accompanying Notes to Financial Statements.


                          13  Oppenheimer Growth Fund

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  February 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

================================================================================
Assets

Investments, at value (including repurchase agreement of $296,900,000)
(cost $1,680,330,541)--see accompanying statement                 $2,145,314,032
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                       3,459,078
Shares of beneficial interest sold                                     2,604,884
Interest and dividends                                                   722,247

Other                                                                    242,206
                                                                   -------------
Total assets                                                       2,152,342,447

================================================================================
Liabilities
Bank overdraft                                                           514,712
--------------------------------------------------------------------------------
Payables and other liabilities:

Shares of beneficial interest redeemed                                 2,532,276
Investments purchased                                                  1,885,000
Daily variation on futures contracts--Note 6                             869,700
Distribution and service plan fees                                       675,218
Shareholder reports                                                      300,126
Trustees' compensation--Note 1                                           252,449
Custodian fees                                                            22,922
Other                                                                     10,621
Total liabilities                                                      7,063,024

================================================================================
Net Assets                                                        $2,145,279,423
                                                                  ==============
================================================================================
Composition of Net Assets
Paid-in capital                                                   $1,620,480,975
--------------------------------------------------------------------------------
Undistributed net investment income                                    6,958,241
--------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions                                         60,764,161
================================================================================
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies             457,076,046
                                                                  --------------
Net assets                                                        $2,145,279,423
                                                                  ==============
                          14  Oppenheimer Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,602,559,955 and 45,155,811 shares of beneficial
interest outstanding)                                                     $35.49
Maximum offering price per share (net asset value plus sales
charge of 5.75% of offering price)                                        $37.66

--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per share
(based on net assets of $406,184,276 and 11,815,584 shares of
beneficial interest outstanding)                                          $34.38

--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $53,165,859 and 1,524,490 shares of beneficial interest
outstanding)                                                              $34.87

--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $83,369,333 and 2,353,377 shares of
beneficial interest outstanding)                                          $35.43

See accompanying Notes to Financial Statements.

                          15  Oppenheimer Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
Investment Income
Interest                                                           $ 14,557,489
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $25,758)                5,296,090
Total income                                                          19,853,579

================================================================================
Expenses
Management fees--Note 4                                               6,678,195
--------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                               1,421,352
Class B                                                               1,916,304
Class C                                                                 253,345
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4:
Class A                                                               1,298,004
Class B                                                                 328,689
Class C                                                                  43,018
Class Y                                                                  80,190
--------------------------------------------------------------------------------
Shareholder reports                                                     400,687
--------------------------------------------------------------------------------
Trustees' compensation--Note 1                                           38,232
--------------------------------------------------------------------------------
Custodian fees and expenses                                              37,558
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                              34,060
--------------------------------------------------------------------------------
Insurance expenses                                                       13,702
--------------------------------------------------------------------------------
Other                                                                    79,358
                                                                     -----------
Total expenses                                                       12,622,694
Less expenses paid indirectly--Note 4                                    (1,028)
                                                                     -----------
Net expenses                                                         12,621,666
--------------------------------------------------------------------------------
Net Investment Income                                                 7,231,913

================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                          61,085,865
Closing of futures contracts                                            (10,098)
Foreign currency transactions                                            (1,645)
Net realized gain                                                    61,074,122

--------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                         383,073,546
Translation of assets and liabilities denominated
in foreign currencies                                                  (232,938)
Net change                                                          382,840,608
Net realized and unrealized gain                                    443,914,730

================================================================================
Net Increase in Net Assets Resulting from Operations               $451,146,643
                                                                    ============

See accompanying Notes to Financial Statements.


                          16  Oppenheimer Growth Fund

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                             Six Months Ended
                                             February 28, 1998   Year Ended
                                             (Unaudited)         August 31, 1998
================================================================================
Operations
Net investment income                         $     7,231,913   $    38,348,822
--------------------------------------------------------------------------------
Net realized gain                                  61,074,122       204,414,736
--------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation                                      382,840,608      (491,820,086)
                                              ---------------   ---------------
Net increase (decrease) in net assets
resulting from operations                         451,146,643      (249,056,528)

================================================================================
Dividends and Distributions to Shareholders
Dividends from net investment income:
Class A                                           (20,205,774)      (26,717,017)
Class B                                            (2,324,941)       (3,632,645)
Class C                                              (291,219)         (482,040)
Class Y                                            (2,313,720)       (2,049,626)
--------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                          (130,048,996)     (156,964,533)
Class B                                           (33,738,768)      (32,302,581)
Class C                                            (4,358,028)       (3,658,326)
Class Y                                           (12,366,717)      (10,359,931)

================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from
beneficial interest transactions--Note 2:
Class A                                            68,133,255       126,304,589
Class B                                            32,145,466       130,972,452
Class C                                             2,842,536        27,083,649
Class Y                                           (67,210,234)       64,754,055

================================================================================
Net Assets
Total increase (decrease)                         281,409,503      (136,108,482)
--------------------------------------------------------------------------------
Beginning of period                             1,863,869,920     1,999,978,402
                                              ---------------   ---------------
End of period (including undistributed net
investment income of $6,958,241 and
$24,861,982, respectively)                    $ 2,145,279,423   $ 1,863,869,920
                                              ===============   ===============

See accompanying Notes to Financial Statements


                          17  Oppenheimer Growth Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                            Class A
                                            --------------------------------------------------------    ---------------------------
                                            Six Months
                                            Ended
                                            February 28,                                                Year Ended
                                            1999           Year Ended August 31,                        June 30,
                                            (Unaudited)    1998           1997           1996(2)        1996           1995
===================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period        $     31.54    $     40.42    $     33.69    $     33.43    $     30.80    $     26.65
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                        .15            .73            .62            .08            .44            .36
Net realized and unrealized
  gain (loss)                                      7.36          (5.05)         10.37            .18           5.70           6.83
                                            -----------    -----------    -----------    -----------    -----------    -----------
Total income (loss) from investment
  operations                                       7.51          (4.32)         10.99            .26           6.14           7.19
------------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to
  shareholders:
Dividends from net investment income               (.48)          (.66)          (.49)          --             (.41)          (.24)
Distributions from net realized gain              (3.08)         (3.90)         (3.77)          --            (3.10)         (2.80)
                                            -----------    -----------    -----------    -----------    -----------    -----------
Total dividends and distributions to
  shareholders                                    (3.56)         (4.56)         (4.26)          --            (3.51)         (3.04)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     35.49    $     31.54    $     40.42    $     33.69    $     33.43    $     30.80
                                            ===========    ===========    ===========    ===========    ===========    ===========
===================================================================================================================================
Total Return, at Net Asset Value(5)               24.39%        (11.62)%        35.03%          0.78%         21.00%         29.45%

===================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period
(in thousands)                              $ 1,602,560    $ 1,356,905    $ 1,590,927    $ 1,127,836    $ 1,120,046    $   860,736
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $ 1,548,877    $ 1,640,181    $ 1,369,406    $ 1,101,233    $ 1,018,022    $   727,102
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                       0.84%(6)       1.90%          1.74%          1.50%(6)       1.43%          1.31%
Expenses(7)                                        1.04%(6)       1.00%          1.01%          1.03%(6)       1.06%          1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                           77%            34%            25%             6%            38%            35%

                                           Year Ended
                                           June 30,
                                           1994          Class B
                                           -----------   -------------------------------------------------------------
                                                         Six Months
                                                         Ended
                                                         February 28,
                                                         1999             Year Ended August 31,
                                           1994          (Unaudited)      1998           1997          1996(2)
======================================================================================================================
Per Share Operating Data
Net asset value, beginning of period       $     27.34    $     30.54    $     39.34    $     32.94    $     32.74
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                       .16            .01            .43            .36            .04
Net realized and unrealized
  gain (loss)                                     (.05)          7.12          (4.89)         10.08            .16
                                           -----------    -----------    -----------    -----------    -----------
Total income (loss) from investment
  operations                                       .11           7.13          (4.46)         10.44            .20
----------------------------------------------------------------------------------------------------------------------
Dividends and distributions to
  shareholders:
Dividends from net investment income              (.16)          (.21)          (.44)          (.27)          --
Distributions from net realized gain              (.64)         (3.08)         (3.90)         (3.77)          --
                                           -----------    -----------    -----------    -----------    -----------
Total dividends and distributions to
  shareholders                                    (.80)         (3.29)         (4.34)         (4.04)          --
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $     26.65    $     34.38    $     30.54    $     39.34    $     32.94
                                           ===========    ===========    ===========    ===========    ===========
======================================================================================================================
Total Return, at Net Asset Value(5)               0.27%         23.89%        (12.32)%        33.93%          0.61%

======================================================================================================================
Ratios/Supplemental Data
Net assets, end of period
(in thousands)                             $   656,934    $   406,184    $   330,442    $   284,227    $   137,437
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $   720,765    $   386,853    $   353,574    $   203,518    $   131,142
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                      0.56%          0.02%(6)       1.08%          0.92%          0.61%(6)
Expenses(7)                                       1.07%          1.86%(6)       1.81%          1.84%          1.92%(6)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                          20%            77%            34%            25%             6%


                                          Class B
                                          -----------------------------------------
                                          Year Ended June 30,
                                          1996           1995            1994(4)
===================================================================================
Per Share Operating Data
Net asset value, beginning of period      $     30.36    $     26.44    $     27.02
-----------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                      .23            .20           (.04)
Net realized and unrealized
  gain (loss)                                    5.53           6.65            .21
                                          -----------    -----------    -----------
Total income (loss) from investment
  operations                                     5.76           6.85            .17
-----------------------------------------------------------------------------------
Dividends and distributions to
  shareholders:
Dividends from net investment income             (.28)          (.13)          (.11)
Distributions from net realized gain            (3.10)         (2.80)          (.64)
                                          -----------    -----------    -----------
Total dividends and distributions to
shareholders                                    (3.38)         (2.93)          (.75)
-----------------------------------------------------------------------------------
Net asset value, end of period            $     32.74    $     30.36    $     26.44
                                          ===========    ===========    ===========
===================================================================================
Total Return, at Net Asset Value(5)             19.95%         28.22%         (0.20)%

===================================================================================
Ratios/Supplemental Data
Net assets, end of period
(in thousands)                            $   129,484    $    43,267    $     8,747
-----------------------------------------------------------------------------------
Average net assets (in thousands)         $    90,501    $    18,722    $     5,119
-----------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                     0.60%          0.44%         (0.22)%(6)
Expenses(7)                                      1.89%          2.02%          1.98%(6)
-----------------------------------------------------------------------------------
Portfolio turnover rate(8)                         38%            35%            20%


1. For the period from June 1, 1994 (inception of offering) to June 30, 1994.
2. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.
3. For the period from November 1, 1995 (inception of offering) to June 30,
1996.
4. For the period from August 17, 1993 (inception of offering) to June 30, 1994. Per share amounts calculated based on the weighted average number of shares outstanding during the period.
5. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
6. Annualized.
7. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.
8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 28, 1999 were $1,335,873,447 and $1,247,072,184, respectively.


                        18-19  Oppenheimer Growth Fund

                                               Class C
                                               -----------------------------------------------------------     ------------
                                               Six Months
                                               Ended                                                           Period
                                               February 28,                                                    Ended
                                               1999              Year Ended August 31,                         June 30,
                                               (Unaudited)       1998           1997           1996(2)         1996(3)
===============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period           $     30.93       $     39.87    $     33.42    $     33.22     $     33.44
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           .02               .46            .42            .02             .40
Net realized and unrealized
  gain (loss)                                         7.21             (4.99)         10.17            .18            2.88
                                               -----------       -----------    -----------    -----------     -----------
Total income (loss) from investment
  operations                                          7.23             (4.53)         10.59            .20            3.28

-------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                  (.21)             (.51)          (.37)          --              (.40)
Distributions from net realized gain                 (3.08)            (3.90)         (3.77)          --             (3.10)
                                               -----------       -----------    -----------    -----------     -----------
Total dividends and distributions to
  shareholders                                         (3.29)            (4.41)         (4.14)          --             (3.50)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $     34.87       $     30.93    $     39.87    $     33.42     $     33.22
                                               ===========       ===========    ===========    ===========     ===========

===============================================================================================================================
Total Return, at Net Asset Value(5)                  23.89%           (12.33)%        33.93           0.60%          10.07%

===============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period
(in thousands)                                 $    53,166       $    44,377    $    28,145    $     5,034     $     3,593
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $    51,137       $    43,817    $    13,705    $     4,105     $     1,804
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                          0.03%(6)          1.06%          0.95%          0.44%(6)        0.65%(6)
Expenses(7)                                           1.86%(6)          1.81%          1.84%          2.10%(6)        1.81%(6)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                              77%               34%            25%             6%             38%

                                                Class Y
                                                ------------------------------------------------------------------
                                                Six Months
                                                Ended
                                                February 28,
                                                1999              Year Ended August 31,
                                                (Unaudited)       1998             1997           1996(2)
==================================================================================================================
Per Share Operating Data
Net asset value, beginning of period            $     31.54        $     40.43     $     33.69    $     33.42
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            .18                .87             .66            .08
Net realized and unrealized
  gain (loss)                                            7.37              (5.09)          10.42            .19
                                                -----------        -----------     -----------    -----------
Total income (loss) from investment
  operations                                             7.55              (4.22)          11.08            .27

------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                   (.58)              (.77)           (.57)          --
Distributions from net realized gain                  (3.08)             (3.90)          (3.77)          --
                                                -----------        -----------     -----------    -----------
Total dividends and distributions to
  shareholders                                        (3.66)             (4.67)          (4.34)          --
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $     35.43        $     31.54     $     40.43    $     33.69
                                                ===========        ===========     ===========    ===========

==================================================================================================================
Total Return, at Net Asset Value(5)                   24.53%            (11.38)%         35.36%          0.81%

==================================================================================================================
Ratios/Supplemental Data
Net assets, end of period
(in thousands)                                  $    83,369        $   132,146     $    96,679    $    18,497
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $   140,032        $   135,098     $    62,619    $    16,792
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:

Net investment income (loss)                          1.10%(6)           2.16%           2.00%          1.67%(6)
Expenses(7)                                           0.82%(6)           0.71%           0.77%          0.87%(6)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                              77%                34%             25%             6%

                                              Class Y
                                              -----------------------------------------

                                               Year Ended June 30,
                                               1996           1995          1994(1)
=======================================================================================
Per Share Operating Data
Net asset value, beginning of period           $     30.80    $     26.64   $     28.08
---------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           .46            .30           .02
Net realized and unrealized
gain (loss)                                           5.70           6.92         (1.46)
                                               -----------    -----------   -----------
Total income (loss) from investment
operations                                            6.16           7.22         (1.44)

--------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                  (.44)          (.26)         --
Distributions from net realized gain                 (3.10)         (2.80)         --
                                               -----------    -----------   -----------
Total dividends and distributions to

shareholders                                         (3.54)         (3.06)         --
---------------------------------------------------------------------------------------
Net asset value, end of period                 $     33.42    $     30.80   $     26.64
                                               ===========    ===========   ===========

=======================================================================================
Total Return, at Net Asset Value(5)                  21.10%         29.59%        (5.13)%

=======================================================================================
Ratios/Supplemental Data
Net assets, end of period
(in thousands)                                 $    16,110    $     3,189   $         9
---------------------------------------------------------------------------------------
Average net assets (in thousands)              $     9,384    $       536   $        10
---------------------------------------------------------------------------------------
Ratios to average net assets:

Net investment income (loss)                          1.56%          1.54%         1.09%(6)
Expenses(7)                                           0.94%          1.04%         1.25%(6)
---------------------------------------------------------------------------------------
Portfolio turnover rate(8)                              38%            35%           20%

1. For the period from June 1, 1994 (inception of offering) to June 30, 1994.
2. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.
3. For the period from November 1, 1995 (inception of offering) to June 30,
1996.
4. For the period from August 17, 1993
(inception of offering) to June 30, 1994. Per share amounts calculated based on the weighted average number of shares outstanding during the period.
5. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
6. Annualized.
7. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.
8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 28, 1999 were $1,335,873,447 and $1,247,072,184, respectively.

See accompanying Notes to Financial Statements.


                         20-21 Oppenheimer Growth Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies

Oppenheimer Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation. It emphasizes investments in equity securities of mid-cap and large-cap companies. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge, except for purchases greater than $1 million. Class A, Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.


                          22  Oppenheimer Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

      The effect of changes in foreign currency exchange rates on investments is separately identified from fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 28, 1999, a provision of $4,537 was made for the Fund's projected benefit obligations, and payments of $11,971 were made to retired trustees, resulting in an accumulated liability of $241,216 as of February 28, 1999.


                          23  Oppenheimer Growth Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)(Continued)
--------------------------------------------------------------------------------

================================================================================
1.Significant Accounting Policies (continued)

The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Trustee in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net income per share.

--------------------------------------------------------------------------------
Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                          24  Oppenheimer Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                            Six Months Ended
                            February 28, 1999              Year Ended August 31, 1998
                            -----------------              --------------------------
                            Shares       Amount            Shares        Amount
----------------------------------------------------------------------------------------
Class A:
Sold                        2,501,270    $ (88,069,013)     7,116,243    $(273,834,013)
Dividends and
distributions reinvested    4,324,596      145,911,917      5,167,731      177,822,050
Redeemed                   (4,694,900)    (165,847,675)    (8,622,642)    (325,351,474)
                           ----------    -------------     ----------    -------------
Net increase                2,130,966    $  68,133,255      3,661,332    $(126,304,589)
                           ==========    =============     ==========    =============
----------------------------------------------------------------------------------------
Class B:
Sold                        1,656,795    $  56,377,144      4,830,243    $ 179,390,806
Dividends and
distributions reinvested    1,063,631       34,823,244      1,028,206       34,455,190
Redeemed                   (1,726,487)     (59,054,922)    (2,261,854)     (82,873,544)
                           ----------    -------------     ----------    -------------
Net increase                  993,939    $  32,145,466      3,596,595    $ 130,972,452
                           ==========    =============     ==========    =============
----------------------------------------------------------------------------------------
Class C:
Sold                          248,689    $   8,591,874        920,879    $  34,571,489
Dividends and
distributions reinvested      134,479        4,466,030        118,209        4,012,030
Redeemed                     (293,389)     (10,215,368)      (310,357)     (11,499,870)
                           ----------    -------------     ----------    -------------
Net increase                   89,779    $   2,842,536        728,731    $  27,083,649
                           ==========    =============     ==========    =============
----------------------------------------------------------------------------------------
Class Y:
Sold                          585,429    $  20,721,990      2,414,934    $  89,265,515
Dividends and
distributions reinvested      436,009       14,680,437        361,268       12,409,557
Redeemed                   (2,857,231)    (102,612,661)      (978,523)     (36,921,017)
                           ----------    -------------     ----------    -------------
Net increase (decrease)    (1,835,793)   $ (67,210,234)     1,797,679    $  64,754,055
                           ==========    =============     ==========    =============

================================================================================
3. Unrealized Gains and Losses on Investments

As of February 28, 1999, net unrealized appreciation on investments of $464,983,491 was composed of gross appreciation of $490,573,005, and gross depreciation of $25,589,514.


                           25  Oppenheimer Growth Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)(Continued)
--------------------------------------------------------------------------------

================================================================================
4. Management Fees and Other Transactions with Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, 0.58% of the next $1 billion and 0.56% of average annual net assets in excess of $2.5 billion. The Fund's management fee for the six months ended February 28, 1999, was 0.63% of average annual net assets for each class of shares.

      For the six months ended February 28, 1999, commissions (sales charges paid by investors) on sales of Class A shares totaled $1,343,680, of which $415,338 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class A, Class B and Class C shares totaled $75,374, $1,368,990 and $63,446, respectively. Amounts paid to an affiliated broker/dealer for Class B and Class C shares were $175,217 and $3,242, respectively. During the six months ended February 28, 1999, OFDI received contingent deferred sales charges of $1,190, $484,663 and $9,644, respectively, upon redemption of Class A, Class B and Class C shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

      OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

      Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

      The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended February 28, 1999, OFDI paid $73,382 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.


                           26  Oppenheimer Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
The Fund has adopted a Distribution and Service Plan for Class B shares to reimburse OFDI for its costs in distributing Class B shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year for its services rendered in distributing Class B shares. OFDI also receives a service fee of 0.25% per year to reimburse dealers for providing personal services for accounts that hold Class B shares. Each fee is computed on the average annual net assets of Class B shares, determined as of the close of each regular business day. During the six months ended February 28, 1999, OFDI paid $22,578 to an affiliated broker/dealer as reimbursement for Class B personal service and maintenance expenses and retained $1,581,645 as reimbursement for Class B sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of February 28, 1999, OFDI had incurred excess distribution and servicing costs of $10,442,955 for Class B.

      The Fund has adopted a Distribution and Service Plan for Class C shares to compensate OFDI for its costs in distributing Class C shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year for its services rendered in distributing Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class C shares. Each fee is computed on the average annual net assets of Class C shares, determined as of the close of each regular business day. During the six months ended February 28, 1999, OFDI paid $3,541 to an affiliated broker/dealer as compensation for Class C personal service and maintenance expenses and retained $177,495 as compensation for Class C sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of February 28, 1999, OFDI had incurred excess distribution and servicing costs of $453,869 for Class C.


                           27  Oppenheimer Growth Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)(Continued)
--------------------------------------------------------------------------------

================================================================================
5. Forward Contracts

A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund uses forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk.

      The Fund generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Fund may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

      Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction.

      Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

      Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

================================================================================
6. Futures Contracts

The Fund may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.


                           28  Oppenheimer Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of February 28, 1999, the Fund had outstanding futures contracts as follows:

                           Expiration Number of  Valuation as of    Unrealized
Contract Description       Date       Contracts  February 28, 1999  Depreciation
--------------------------------------------------------------------------------
Contracts to Purchase
Standard & Poor's 400
  MidCap                   3/99       552        $ 98,476,800       $7,001,121
Standard & Poor's 500      3/99       405         125,094,375          906,324
                                                                    ----------
                                                                    $7,907,445
                                                                    ==========

================================================================================
7. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

      The Fund had no borrowings outstanding during the six months ended February 28, 1999.


                           29  Oppenheimer Growth Fund

--------------------------------------------------------------------------------
Oppenheimer Growth Fund
--------------------------------------------------------------------------------

================================================================================
Officers and Trustees    Leon Levy, Chairman of the Board of Trustees
                         Donald W. Spiro, Vice Chairman of the Board
                           of Trustees
                         Bridget A. Macaskill, Trustee and President
                         Robert G. Galli, Trustee
                         Benjamin Lipstein, Trustee
                         Elizabeth B. Moynihan, Trustee
                         Kenneth A. Randall, Trustee
                         Edward V. Regan, Trustee
                         Russell S. Reynolds, Jr., Trustee
                         Pauline Trigere, Trustee
                         Clayton K. Yeutter, Trustee
                         Bruce Bartlett, Vice President
                         George C. Bowen, Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Andrew J. Donohue, Secretary
                         Robert G. Zack, Assistant Secretary

================================================================================
Investment Advisor       OppenheimerFunds, Inc.

================================================================================
Distributor              OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and Shareholder OppenheimerFunds Services
Servicing Agent

================================================================================
Custodian of             The Bank of New York
Portfolio Securities

================================================================================
Independent Auditors     KPMG LLP

================================================================================
Legal Counsel            Gordon Altman Butowsky Weitzen Shalov & Wein

                         The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

                         This is a copy of a report to shareholders of Oppenheimer Growth Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Growth Fund. For material information concerning the Fund, see the Prospectus.

                         Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


                           30  Oppenheimer Growth Fund

--------------------------------------------------------------------------------
Oppenheimer Funds Family
--------------------------------------------------------------------------------

================================================================================
Real Asset Funds
--------------------------------------------------------------------------------
Real Asset Fund             Gold & Special Minerals Fund

================================================================================
Global Stock Funds
--------------------------------------------------------------------------------
Developing Markets Fund       International Growth Fund       Global Growth & Income Fund
International Small           Global Fund                     Europe Fund
   Company Fund               Quest Global Value Fund

================================================================================
Stock Funds
--------------------------------------------------------------------------------
Enterprise Fund               MidCap Fund                     Growth Fund
Discovery Fund                Capital Appreciation Fund       Large Cap Growth Fund
Quest Small Cap Value Fund    Quest Capital Value Fund        Disciplined Value Fund
                                                              Quest Value Fund

================================================================================
Stock & Bond Funds
--------------------------------------------------------------------------------
Main Street Growth &          Total Return Fund               Multiple Strategies Fund
  Income Fund(1)                Quest Balanced                  Disciplined Allocation Fund
Quest Opportunity               Value Fund                    Convertible Securities Fund
  Value Fund                  Capital Income Fund(2)

================================================================================
Taxable Bond Funds
--------------------------------------------------------------------------------
International Bond Fund       Champion Income Fund            U.S. Government Trust
World Bond Fund               Strategic Income Fund           Limited-Term Government Fund
High Yield Fund               Bond Fund

================================================================================
Municipal Bond Funds
--------------------------------------------------------------------------------
California Municipal Fund(3)  Pennsylvania Municipal Fund(3)  Rochester Division:
Florida Municipal Fund(3)     Municipal Bond Fund             Rochester Fund Municipals
New Jersey Municipal Fund(3)  Insured Municipal Fund          Limited Term New York
New York Municipal Fund(3)    Intermediate Municipal Fund       Municipal Fund

================================================================================
Money Market Funds(4)
--------------------------------------------------------------------------------
Money Market Fund             Cash Reserves

1. On 12/22/98, the Fund's name was changed from "Main Street Income & Growth
Fund."
2. On 4/1/99, the Fund's name was changed from "Equity Income Fund."
3. Available only to investors in certain states.
4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds. Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade
Center, New York, NY 10048-0203.
(C) Copyright 1999 OppenheimerFunds, Inc. All rights reserved.



                           31  Oppenheimer Growth Fund

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As an Oppenheimer fund shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready
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      And when you need help, our Customer Service Representatives are only a
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      When you want to make a transaction, you can do it easily by calling our
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      For added convenience, you can get automated information with
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PhoneLink gives you access to a variety of fund, account, and market
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Representative during the General Information hours shown at the left.

      You can count on us whenever you need assistance. That's why the
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OppenheimerFunds Services, with their Award of Excellence in 1993.

      So call us today, or visit us at our website at www.oppenheimerfunds.com--we're here to help.

                                                        [LOGO] OppenheimberFunds
                                                               Distributor, Inc.
RS0270.001.0299  April 29, 1999